Significant Accounting Policies (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounting Policies [Abstract]
Related Party Transaction, Expenses from Transactions with Related Party	$ 48		$ 32		$ 28
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	(181)	[1]
Other comprehensive income (loss) before reclassifications	(30)	[1]
Amounts reclassified from accumulated other comprehensive income	62	[1],[2]
Net other comprehensive income (loss)	32	[1]	(9)		(29)
Balance Ending	(149)	[1]	(181)	[1]
Losses on Cash Flow Hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	(16)	[1]
Other comprehensive income (loss) before reclassifications	0	[1]
Amounts reclassified from accumulated other comprehensive income	3	[1],[2]
Net other comprehensive income (loss)	3	[1]
Balance Ending	(13)	[1]
Pension and Other Postretirement Benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	(165)	[1]
Other comprehensive income (loss) before reclassifications	0	[1]
Amounts reclassified from accumulated other comprehensive income	59	[1],[2]
Net other comprehensive income (loss)	59	[1]
Balance Ending	(106)	[1]
Foreign Currency
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance Beginning	0	[1]
Other comprehensive income (loss) before reclassifications	(30)	[1]
Amounts reclassified from accumulated other comprehensive income	0	[1],[2]
Net other comprehensive income (loss)	(30)	[1]
Balance Ending	$ (30)	[1]

[1]	All amounts are net of tax.
[2]	The amounts reclassified from accumulated other comprehensive income for cash flow hedges are recorded within interest expense, net on the consolidated statement of income. The amounts reclassified from accumulated other comprehensive income for pension and other postretirement benefits are included in operating expenses on the consolidated statement of income.